Debt - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Jul. 31, 2013 Prior Credit Agreement	Jul. 31, 2013 New Credit Agreement	Jul. 31, 2013 New Credit Agreement Minimum	Jul. 31, 2013 New Credit Agreement Maximum	Jul. 31, 2013 LIBOR New Credit Agreement	Jul. 31, 2013 LIBOR New Credit Agreement Minimum	Jul. 31, 2013 LIBOR New Credit Agreement Maximum	Dec. 31, 2013 $600 Million, 3.15% Due December 1, 2022	Dec. 31, 2012 $600 Million, 3.15% Due December 1, 2022	Dec. 31, 2013 $400 Million, 4.625% Due December 1, 2042	Dec. 31, 2012 $400 Million, 4.625% Due December 1, 2042	Dec. 31, 2013 $500 Million, 7.20% Due June 15, 2018	Dec. 31, 2012 $500 Million, 7.20% Due June 15, 2018	Dec. 31, 2013 $250 Million, 8.15% Due June 15, 2038	Dec. 31, 2012 $250 Million, 8.15% Due June 15, 2038
Debt Instrument [Line Items]
Senior notes													$ 600,000,000	$ 600,000,000	$ 400,000,000	$ 400,000,000	$ 500,000,000	$ 500,000,000	$ 250,000,000	$ 250,000,000
Debt instrument, stated interest rate													3.15%	3.15%	4.625%	4.625%	7.20%	7.20%	8.15%	8.15%
Debt instrument, maturity date													Dec. 01, 2022	Dec. 01, 2022	Dec. 01, 2042	Dec. 01, 2042	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2038	Jun. 15, 2038
Proceeds from issuance of senior notes, net	0	990,000,000	0
Percentage of senior notes principal amount which may be redeemed at our option	100.00%
Cumulative adjustment to carrying value of senior note					103,000,000
Unamortized carrying value adjustment	54,000,000	64,000,000
Revolving credit agreement term, in years						5 years
Amount of unsecured revolving credit agreement						1,000,000,000
Expiration date of credit agreement						2016-11	2018-07
Basis points spread over LIBOR										1.10%	0.90%	1.50%
Facility fee that is dependent upon credit rating, basis points							0.15%	0.10%	0.25%
Minimum level of net worth required	7,300,000,000
Maximum leverage ratios for new credit agreement	300.00%
Actual net worth	9,316,000,000	8,847,000,000	8,063,000,000	6,924,000,000
Actual leverage ratio	100.00%
Uncommitted incremental loan facility	250,000,000
Line of credit facility, covenant terms	The terms of the credit agreement include standard provisions related to conditions of borrowing, including a customary material adverse effect clause which could limit our ability to borrow additional funds. In addition, the credit agreement contains customary restrictive and financial covenants as well as customary events of default, including financial covenants regarding the maintenance of a minimum level of net worth of $7.3 billion at December 31, 2013 and a maximum leverage ratio of 3.01. We are in compliance with the financial covenants, with actual net worth of $9.3 billion and actual leverage ratio of 1.01, as measured in accordance with the credit agreement as of December 31, 2013.
Borrowings outstanding under credit agreement	0
Outstanding letters of credit	5,000,000
Remaining borrowing capacity	$ 995,000,000